Investments	12 Months Ended
Dec. 31, 2017
Investments Schedule [Abstract]
Investments
3.	INVESTMENTS

	2016	2017	2017
	Rmb	Rmb	US$
Trading securities:
Adjusted cost	59,017	54,688	8,405
Additions	6,933	—	—
Unrealized gains	2,463	—	—
Unrealized losses	(46,087)	(46,926)	(7,212)
Exchange differences	(1,869)	1,802	277

Total at fair value	20,457	9,564	1,470

Equity securities listed in Hong Kong	20,457	9,564	1,470

Available-for-sale securities:
Equity securities listed in Hong Kong:
Cost	15,789	14,631	2,249
Impairment recognized in earnings	—	—	—

Adjusted amortized cost	15,789	14,631	2,249
Unrealized (loss)/ gains	(115)	1,951	300
Exchange differences	309	216	33

Total at fair value	15,983	16,798	2,582

As of the end of reporting period, the Company considers the declines in market value of its marketable securities in its investment portfolio not to be other than temporary in nature, therefore no impairment is recorded. Fair values were determined using closing prices of each individual security in the investment portfolio. When evaluating an investment for other-than-temporary impairment, the Company reviews factors such as the length of time and extent to which fair value has been below its cost basis, the financial condition of the issuer and any changes thereto, and the Company’s intent to sell, or whether it is more likely than not it will be required to sell, the investment before recovery of the investment’s cost basis. No impairment loss was recognized for the years presented.